Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Deferred Offering Costs (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Debt issuance costs	$ 3,626	$ 4,238	$ 1,688
Debt discount	93	1,671	0
Prepaid Expenses and Other Current Assets
Short-Term Debt [Line Items]
Debt issuance costs		100	200
Credit Facility 2021 | Lafayette Square
Short-Term Debt [Line Items]
Debt issuance costs	$ 3,600	4,200	1,700
Debt discount		$ 1,700	$ 0